Business Combinations	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATIONS
14.	BUSINESS COMBINATIONS

14.1	Macro Agro SAU
On May 18, 2023, the Entity acquired from Inversora Juramento SA
,
100%
of the capital stock and votes of Macro Agro SAU, a company engaged in the grain brokerage business.
The Special Shareholders’ Meeting held on October 6, 2023 deemed it appropriate and approved the change of its corporate name to “Macro Agro SAU” and consequently, subject to the authorization of the Business Associations Regulatory Agency of the Province of Santa Fe (IGPJ), proposed the amendment of section 1 of the by-laws. On October 27, 2023, the proceedings were filed with the IGPJ. Additionally, on March 5, 2024, the Bank was notified about the IGPJ resolution through which they approved the reform of the Statute with the name MACRO AGRO SAU. As of the date of issuance of these consolidated Financial Statements, the new name is pending registration.
Assets acquired and liabilities assumed
The fair value of the assets identified and liabilities assumed as of the acquisition date is as follows (figures stated in thousands of pesos in constant currency as of December 31, 2023):

Composition	Fair value recognized on acquisition
Assets
Cash and deposits in banks	47,782
Debt securities at fair value through profit or loss	986,466
Loans and other financing	138,047
Financial assets delivered as guarantee	1,899,588
Other financial assets	7,393,142
Property, plant and equipment	133,492
Intangible assets	29,675
Other non-financial assets	109,667

10,737,859

Composition (contd.)	Fair value recognized on acquisition
Liabilities
Other financial liabilities	7,325,831
Provisions	20,666
Current income tax liabilities	124,492
Deferred income tax liabilities	147,107
Other non-financial liabilities	2,036,240

9,654,336

Net assets acquired at fair value	1,083,523

The goodwill generated by the acquisition of
Macro Agro
SAU amounted to 339,958.
In accordance with the share purchase contract, the transaction price was set at USD 5,218,800, which will be paid in variable annual installments using the proceeds from the dividends of
Macro Agro
SAU. Thus, the Bank assigns 100% of the rights over the dividends in favor of the seller, up to the full payment of the purchase price. Each installment will become due within fifteen days as from the Shareholders’ Meeting approval of
Macro Agro
SAU Financial Statements. The first installment will become due in 2024.
To measure the liabilities arising from this transaction the Bank estimated the Company’s future income, discounting them at its own business rate. As a consequence, at the acquisition date, the liability amounted to USD 2,973,375.
On September 29, 2023,
Macro Agro
SAU distributed cash dividends amounting to 440,000 (not restated). Those dividends were received by Banco Macro SA on October 2, 2023. As it was explained in the previous paragraphs, dividends were used to pay the liability arising from the purchase, which decreased by USD 558,651.70.

14.2	Banco BMA SAU (formerly known as Banco Itaú Argentina SA) and its subsidiaries
On August 23, 2023, Banco Macro SA has entered into a stock purchase agreement with Itaú Unibanco Holding SA, through its affiliates Itaú Unibanco SA, Banco Itaú BBA SA and Itaú Consultoria de Valores Mobiliários e Participaçoes SA (collectively, “Itaú”), pursuant to which, subject to certain conditions (substantially the approval of the transaction by the Central Bank of Argentina), the Entity would acquire from Itaú the shares representing 100% of the capital stock and votes of Banco Itaú Argentina SA, Itaú Asset Management SA and Itaú Valores SA.
On November 2, 2023, the Board of Directors of the Central Bank of Argentina authorized the abovementioned purchase, as per the following breakdown:

•
Banco Itaú Argentina SA: 100% of the capital
 stock
and votes of Banco Itaú Argentina SA were acquired, represented by 729,166,165 ordinary shares and 14,565,089 preferred shares, out of which: (i) 721,697,119 ordinary shares and 14,565,089 preferred shares representing 98.995733% of capital stock
were acquired from Itaú Unibanco SA and (ii) 7,469,046 ordinary shares representing 1.004267% of capital stock
were acquired from Itaú BBA SA.

•
Itaú Asset Management SA: 11,950 shares representing 13.00% of the capital stock of Itaú Asset Management SA were directly acquired from Itaú Unibanco SA, and indirectly, 80,000 shares, which represent 87.00% of the capital stock
of Itaú Asset Management SA through the acquisition of Banco Itaú Argentina SA.

•
Itaú Valores SA: 6,814,535 shares representing 13.00% of the capital
 stock
and votes of Itaú Valores SA were directly acquired from Itaú Consultoria de Valores Mobiliários e Participações SA; and indirectly, 45,604,965 shares, representing 87.00% of the capital stock
and votes of Itaú Valores SA, through the acquisition of Banco Itaú Argentina SA.

Assets acquired and liabilities assumed
The fair value of the assets identified acquired and liabilities assumed as of the acquisition date is as follows (figures stated in thousands of pesos in constant currency as of December 31, 2023):

Composition	Fair value recognized on acquisition
Assets
Cash and deposits in banks	160,975,229
Debt securities at fair value through profit or loss	51,232,686
Derivative financial instruments	22,198,599
Repo transactions	255,552,986
Other financial assets	16,610,423
Loans and other financing	290,578,416
Other debt securities	68,697,853
Financial assets delivered as guarantee	40,705,395
Current income tax assets	203,976
Equity instruments at fair value through profit or loss	190,362
Investments in associates and joint arrangements	9,599,589
Property, plant and equipment	37,443,475
Intangible assets	21,298,818
Deferred income tax assets	18,763,919
Other non-financial assets	7,400,772
Non-current assets held for sale	12,974,758

1,014,427,256

Liabilities
Deposits	675,034,941
Liabilities at fair value through profit or loss	20,346,543
Derivative financial instruments	8,578,570
Other financial liabilities	19,082,094
Financing received from the Central Bank of Argentina and other financial institutions	10,666,322
Issued corporate bonds	5,920,878
Current income tax liabilities	20,058,160
Provisions	2,983,960
Deferred income tax liabilities	17,707,310
Other non-financial liabilities	54,821,380

835,200,158

Net assets acquired at fair value	179,227,098

For the valuation of the Core deposits intangible, the favorable source of funds methodology was used. This method determines the spread between the cost of central deposits acquired and the cost of an alternative source of financing over the estimated life of the core deposit base. As a result of this transaction, the core deposit intangible assets recognized amounted to 5,184,785. See Note 13 for additional fair value valuation techniques for other assets acquired and liabilities assumed in the business combination.
T
he price of this transaction was established at USD
50,000,000
, which was set at the time of the agreement and paid on November 3, 2023, and an additional amount resulting from the adjustment of the result obtained by Banco BMA SAU (formerly known as Banco Itaú Argentina SA), BMA Asset Management SA (formerly known Itaú Asset Management SA) and BMA Valores SA (formerly known as Itaú Valores SA) between April 1, 2023 and the closing date established in the purchase contract.
Interest income and commission income from the acquisition date until December 31, 2023 of Banco BMA SAU (formerly known as Banco Itaú Argentina SA), measured on a consolidated basis, amounts to 73,462,184 and 4,006,913, respectively. The net income for the fiscal year ended December 31, 2023 amount to 31,910,373.
If the business combination had taken place at the beginning of the year, the interest income and commission income of the Entity would have amounted to 2,827,353,743 and 263,605,335, respectively, and the net income for the fiscal year ended December 31, 2023 would have amounted to 593,275,103.

As the amount of the net assets acquired exceeds the fair value of the price paid, the Bank recorded a gain generated by this acquisition for 156,768,122, which is recorded in “Income from associates and joint arrangements”. The gain was related to the price of this transaction determined in the arm’s length basis and the net assets acquired.
The calculation of this gain is subject to change because the estimates of all fair values are being reviewed and may be modified during the period of one year from the acquisition date as established by IFRS 3. However, the Bank’s Management does not expect significant changes in these amounts.
On March 6, 2024, the Bank, as an incorporating company, together with Banco BMA SAU, as an incorporated company, have entered into a pre-merger commitment, whereby Banco Macro SA will incorporate Banco BMA SAU retroactively as of January 1, 2024 based on the separate financial statements of each of the companies prepared as of December 31, 2023 and the special consolidated merger statement of financial position as of the same date. As of the date of issuance of these consolidated Financial Statements, the Bank is in the process of obtaining the administrative approval of such merger before the CNV, and has also requested the authorization of the respective merger before the Central Bank.